RELATED PARTIES BALANCES AND TRANSACTIONS - Summary Of Transactions With Related Parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
RELATED PARTIES BALANCES AND TRANSACTIONS
Major transactions with related parties	¥ 13,757	¥ 10,602	¥ 22,529	¥ 16,789
Cloud services from Tencent Group
RELATED PARTIES BALANCES AND TRANSACTIONS
Major transactions with related parties	11,402	7,715	18,877	12,445
On-line payment platform clearing services from Tencent Group
RELATED PARTIES BALANCES AND TRANSACTIONS
Major transactions with related parties	¥ 2,355	¥ 2,887	¥ 3,652	¥ 4,344